UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):          [_] is a restatement.
                                           [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Broadmark Asset Management, LLC
Address:   12 East 52nd Street
           3rd Floor
           New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jerome Crown
Title:    Chief Financial Officer
Phone:    212-586-6566

Signature, Place and Date of Signing:

/s/  Jerome Crown        New York, NY         February 14, 2011
-------------------    -----------------   --------------------------

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT

[_]      13F NOTICE

[_]      13F COMBINATION REPORT

                                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:          2

Form 13F Information Table Value Total:    $431,437
                                           (thousands)


List of Other Included Managers:

    No.          Form 13F File Number              Name


     1.          028-12088                         Forward Management, LLC



                                                FORM 13F INFORMATION TABLE
                                              Broadmark Asset Management LLC
                                                   December 31, 2010


COLUMN 1             COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8

                                                 VALUE     SHS OR   SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS  CUSIP      (x$1000)   PRN AMT  PRN CALL  DISCRETION  MGRS      SOLE     SHARED   NONE

ISHARES TR           RUSSELL 2000    464287655   216,216  2,763,500  SH         OTHER      1         0      2,763,500  0
SPDR S&P 500 ETF TR  TR UNIT         78462F103   215,221  1,711,500  SH         OTHER      1         0      1,711,500  0






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